-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
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                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-07677
                                       -----------------------------------------

                          Profit Funds Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       8720 Georgia Avenue, Suite 808     Silver Spring, Maryland  20910
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Eugene A. Profit

Profit Investment Management 8720 Georgia Avenue  Silver Spring, Maryland  20910
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (301) 650-0059
                                                    ----------------

Date of fiscal year end:  September 30, 2003
                          ---------------------------

Date of reporting period: March 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================






                          PROFIT FUNDS INVESTMENT TRUST
                          -----------------------------


                                PROFIT VALUE FUND
                                -----------------










                               SEMI-ANNUAL REPORT
                                 March 31, 2003
                                   (Unaudited)












     INVESTMENT ADVISER                                    ADMINISTRATOR
 PROFIT INVESTMENT MANAGEMENT                       ULTIMUS FUND SOLUTIONS, LLC
 8720 Georgia Avenue, Suite 808                            P.O. Box 46707
 Silver Spring, Maryland 20910                      Cincinnati, Ohio 45246-0707
                                                          1.888.744.2337





================================================================================

PROFIT VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
     At acquisition cost                                           $3,206,778
                                                                   ==========
     At value (Note 1)                                             $2,846,911
Receivable for securities sold                                         57,229
Receivable for capital shares sold                                      3,009
Dividends receivable                                                    2,660
Other assets                                                           14,407
                                                                   ----------
     TOTAL ASSETS                                                   2,924,216
                                                                   ----------

LIABILITIES
Payable to Administrator (Note 3)                                       4,500
Payable for capital shares redeemed                                     1,134
Other accrued expenses and liabilities                                 14,003
                                                                   ----------
     TOTAL LIABILITIES                                                 19,637
                                                                   ----------

NET ASSETS                                                         $2,904,579
                                                                   ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                    $3,509,447
Accumulated net investment loss                                       (27,767)
Accumulated net realized losses from security transactions           (217,234)
Net unrealized depreciation on investments                           (359,867)
                                                                   ----------
NET ASSETS                                                         $2,904,579
                                                                   ==========

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                           233,969
                                                                   ==========

Net asset value and redemption price per share (Note 1)            $    12.41
                                                                   ==========

Maximum offering price per share (Note 1)                          $    12.93
                                                                   ==========


See accompanying notes to financial statements.

PROFIT VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
================================================================================

INVESTMENT INCOME
     Dividends                                                     $   22,339
                                                                   ----------

EXPENSES
     Investment advisory fees (Note 3)                                 19,391
     Professional fees                                                 18,170
     Accounting services fees (Note 3)                                 11,125
     Administration fees (Note 3)                                       8,900
     Postage and supplies                                               6,679
     Transfer agent fees (Note 3)                                       6,675
     Insurance expense                                                  6,413
     Registration fees                                                  3,920
     Custodian fees                                                     3,370
     Reports to shareholders                                            2,339
     Distribution expense (Note 3)                                      2,095
     Trustees' fees and expenses                                        1,250
     Other expenses                                                     3,099
                                                                   ----------
          TOTAL EXPENSES                                               93,426
     Fees waived and expenses reimbursed (Note 3)                     (43,320)
                                                                   ----------
          NET EXPENSES                                                 50,106
                                                                   ----------

NET INVESTMENT LOSS                                                   (27,767)
                                                                   ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions                     49,472
     Net change in unrealized appreciation/depreciation
      on investments                                                  141,339
                                                                   ----------

NET REALIZED AND UNREALIZED
     GAINS ON INVESTMENTS                                             190,811
                                                                   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  163,044
                                                                   ==========


See accompanying notes to financial statements.

PROFIT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                   Six Months          Year
                                                      Ended            Ended
                                                 March 31, 2003    September 30,
                                                   (Unaudited)          2002
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                            $   (27,767)       $   (64,972)
  Net realized gains (losses) from
   security transactions                              49,472           (260,823)
  Net change in unrealized appreciation/
   depreciation on investments                       141,339           (331,281)
                                                 -----------        -----------
Net increase (decrease) in net assets
 from operations                                     163,044           (657,076)
                                                 -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                           63,401            427,784
  Payments for shares redeemed                      (445,887)        (1,383,821)
                                                 -----------        -----------
Net decrease in net assets from capital
share transactions                                  (382,486)          (956,037)
                                                 -----------        -----------

TOTAL DECREASE IN NET ASSETS                        (219,442)        (1,613,113)

NET ASSETS
  Beginning of period                              3,124,021          4,737,134
                                                 -----------        -----------
  End of period                                  $ 2,904,579        $ 3,124,021
                                                 ===========        ===========


CAPITAL SHARE ACTIVITY
  Shares sold                                          4,977             26,741
  Shares redeemed                                    (34,584)           (92,610)
                                                 -----------        -----------
    Net decrease in shares outstanding               (29,607)           (65,869)
  Shares outstanding, beginning of period            263,576            329,445
                                                 -----------        -----------
  Shares outstanding, end of period                  233,969            263,576
                                                 ===========        ===========





See accompanying notes to financial statements.


PROFIT VALUE FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                  Six Months      Year           Year         Year          Year          Year
                                                     Ended        Ended         Ended         Ended         Ended         Ended
                                                March 31, 2003   Sept. 30,    Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,
                                                  (Unaudited)      2002          2001         2000           1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            $   11.85        $14.38        $21.63        $18.02        $12.66        $12.88
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment loss                                 (0.12)        (0.25)        (0.22)        (0.15)        (0.12)        (0.02)
  Net realized and unrealized gains (losses)
   on investments                                      0.68         (2.28)        (6.43)         4.75          5.50         (0.06)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                       0.56         (2.53)        (6.65)         4.60          5.38         (0.08)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Less distributions:
  Dividends from net investment income                 --            --            --            --            --           (0.09)
  Distributions from net realized gains                --            --           (0.60)        (0.99)        (0.02)        (0.05)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Total distributions                                    --            --           (0.60)        (0.99)        (0.02)        (0.14)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value at end of period                  $   12.41        $11.85        $14.38        $21.63        $18.02        $12.66
                                                  =========     =========     =========     =========     =========     =========

RATIOS AND SUPPLEMENTAL DATA:

  Total return (a)                                     4.73%(b)    (17.59%)      (31.37%)       26.14%        42.52%        (0.57%)
                                                  =========     =========     =========     =========     =========     =========

  Net assets at end of period (000's)             $   2,905        $3,124        $4,737        $6,718        $3,911        $2,016
                                                  =========     =========     =========     =========     =========     =========

  Ratio of net expenses to average net assets(c)       3.23%(d)      2.25%         2.14%         1.95%         1.95%         1.95%

  Ratio of net investment loss to average
   net assets                                        (1.79%)(d)     (1.46%)       (1.18%)       (0.81%)       (0.82%)       (0.18%)

  Portfolio turnover rate                                49%(d)        53%           52%           47%           23%          101%

------------------------------------------------------------------------------------------------------------------------------------


(a)  Total returns shown exclude the effect of applicable sales loads.

(b)  Not annualized.

(c) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 6.02%(d), 4.72%, 3.91%, 4.24%, 6.87% and 8.36% for the periods ended March 31, 2003 and September 30, 2002, 2001, 2000, 1999 and 1998, respectively (Note 3).

(d)  Annualized.


See accompanying notes to financial statements.

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCK - 96.9%                                        VALUE
--------------------------------------------------------------------------------

             AEROSPACE - 2.5%
   1,300     General Dynamics Corp.                                   $  71,591
                                                                       --------

             BUILDING - 1.3%
   2,000     Toll Brothers, Inc. (a)                                     38,600
                                                                       --------

             CAPITAL GOODS - 2.4%
   2,800     Boeing Co.                                                  70,168
                                                                       --------

             CONGLOMERATES - 2.2%
       1     Berkshire Hathaway, Inc. - Class A (a)                      63,400
                                                                       --------

             CONSUMER STAPLES - 2.6%
   3,000     Sysco Corp.                                                 76,320
                                                                       --------

             DIVERSIFIED MANUFACTURING OPERATIONS - 4.3%
   4,940     General Electric Co.                                       125,970
                                                                       --------

             FINANCIAL & INSURANCE - 13.7%
   1,500     Bank of America Corp.                                      100,260
   1,500     Fannie Mae                                                  98,025
     500     H&R Block, Inc.                                             21,345
   2,000     MGIC Investment Corp.                                       78,540
   2,775     Washington Mutual, Inc.                                     97,874
                                                                       --------
                                                                        396,044
                                                                       --------
             HEALTHCARE - 19.0%
   2,009     Barr Laboratories, Inc. (a)                                114,513
   1,000     Cardinal Health, Inc.                                       56,970
   1,000     Charles River Laboratories International, Inc. (a)          25,520
   8,000     Cytyc Corp. (a)                                            104,400
   2,000     Guidant Corp.                                               72,400
   1,530     Merck & Co., Inc.                                           83,814
   3,000     Pfizer, Inc.                                                93,480
                                                                       --------
                                                                        551,097
                                                                       --------

             MULTI-MEDIA - 2.9%
   5,000     Walt Disney Co. (The)                                       85,100
                                                                       --------

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCK - 96.9% (Continued)                            VALUE
--------------------------------------------------------------------------------

             OIL - 3.4%
   1,000     ChevronTexaco Corp.                                      $  64,650
   1,000     Exxon Mobil Corp.                                           34,950
                                                                       --------
                                                                         99,600
                                                                       --------

             PAPER MILLS - 3.1%
   2,000     Kimberly-Clark Corp.                                        90,920
                                                                       --------

             RECREATIONAL VEHICLES - 3.4%
   2,000     Polaris Industries, Inc.                                    99,440
                                                                       --------

             RETAIL - 7.4%
   3,100     Home Depot, Inc.                                            75,516
   1,150     Neiman Marcus Group, Inc. (The) - Class A (a)               33,339
   2,500     Safeway, Inc. (a)                                           47,325
   2,000     Target Corp.                                                58,520
                                                                       --------
                                                                        214,700
                                                                       --------

             SERVICES - 7.7%
   6,000     Cendant Corp. (a)                                           76,200
   3,617     Comcast Corp. (a)                                          103,410
   2,130     Republic Services, Inc. (a)                                 42,259
                                                                       --------
                                                                        221,869
                                                                       --------

             TECHNOLOGY - 16.5%
   7,110     Cisco Systems, Inc. (a)                                     91,719
  17,000     EMC Corp. (a)                                              122,910
   5,000     Intel Corp.                                                 81,400
   6,000     Microsoft Corp.                                            145,260
   1,000     Symantec Corp. (a)                                          39,180
                                                                       --------
                                                                        480,469
                                                                       --------

             TELECOMMUNICATIONS - 4.5%
   1,000     SBC Communications, Inc.                                    20,060
   3,100     Verizon Communications, Inc.                               109,585
                                                                       --------
                                                                        129,645
                                                                       --------


             TOTAL COMMON STOCKS (Cost $3,174,800)                 $  2,814,933
                                                                      ---------

PROFIT VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     SHORT TERM MONEY MARKET SECURITIES - 1.1%                   VALUE
--------------------------------------------------------------------------------

  31,978     Fidelity Institutional Cash Portfolio - Government
              (Cost $31,978)                                       $     31,978
                                                                       --------

             TOTAL INVESTMENTS AT VALUE - 98.0% (Cost $3,206,778)  $  2,846,911

             OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%                57,668
                                                                       --------

             NET ASSETS - 100.0%                                   $  2,904,579
                                                                   ============

 (a) Non-income producing security.

 See accompanying notes to financial statements.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Profit Value Fund (the Fund) is a diversified series of Profit Funds Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the six months ended March 31, 2003 or for the year ended September 30, 2002.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)


Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2003:

Cost of portfolio investments                       $   3,206,778
                                                    =============
Gross unrealized appreciation                       $     177,514
Gross unrealized depreciation                            (537,381)
                                                    -------------

Net unrealized depreciation                         $    (359,867)
                                                    -------------
Post-October losses                                      (226,544)
Capital loss carryforward                                 (40,162)
Accumulated ordinary loss                                 (23,705)
Other gains                                                45,410
                                                    -------------
Accumulated deficit                                 $    (604,868)
                                                    =============

The capital loss carryforward, which expires September 30, 2010, and the "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the six months ended March 31, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $748,640 and $1,169,302 respectively.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)


3.  TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the Adviser). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the Underwriter), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Pursuant to an Expense Limitation Agreement, the Adviser contractually agreed, until February 1, 2003, to waive a portion of its advisory fees and if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses through such date did not exceed 2.25% per annum of the Fund's average daily net assets (the Cap). As a result of the Cap, the Adviser waived its entire investment advisory fee of $13,513 and reimbursed the Fund for $23,929 of other operating expenses during the period from October 1, 2002 through February 1, 2003. Additionally, during the period from February 1, 2003 through March 31, 2003, the Adviser voluntarily waived its entire investment advisory fee of $5,878.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee is being discounted by 25% until October 29, 2003.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. The foregoing fee is being discounted by 25% until October 29, 2003.

PROFIT VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)


TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. The foregoing fee is being discounted by 25% until October 29, 2003. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $828 from underwriting commissions on the sale of shares of the Fund during the six months ended March 31, 2003.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the Plan) under which the Fund may incur expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred distribution expenses of $2,095 under the Plan during the six months ended March 31, 2003.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a)  Not required


(b)  Not required


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Profit Funds Investment Trust
               ---------------------------------------------------------





By (Signature and Title)*    /s/ Eugene A. Profit
                           ---------------------------------------------
                             Eugene A. Profit, President


Date     May 28, 2003
      ---------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Eugene A. Profit
                           ---------------------------------------------
                             Eugene A. Profit, President


Date     May 28, 2003
      ---------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           ---------------------------------------------
                             Mark J. Seger, Treasurer


Date     May 28, 2003
      ---------------------------


* Print the name and title of each signing officer under his or her signature.